Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

Note 12 - Income Taxes

The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction, and various states. The Company is subject to examinations by the Internal Revenue Service for years after 2007, and is subject to examination by the various state taxing authorities for years after 2006.

The Company recognizes interest expense and income and penalties related to income tax matters in income tax expense. Tax-related interest income included in income tax expense in the consolidated statements of income is shown in the table below (in thousands):

	2011	2010	2009
Tax-related interest income	$100	$500	$200

Tax-related interest receivable and payable included in the consolidated balance sheets are shown in the table below (in thousands):

	2011	2010
Tax-related interest receivable (payable)	$6	$(100)

As shown in the table below, the Company had no uncertain tax liabilities at December 31, 2011. Due to the lapse of the statute of limitations, the balance of unrecognized tax benefits at the beginning of the year was eliminated and favorably impacted the effective tax rate during 2011. The Company expects no change in unrecognized tax benefits in the next twelve months.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (thousands of dollars):

	2011	2010
Unrecognized tax benefits at beginning of year	$1,445	$1,445
Gross increases – tax positions in prior period	—	—
Gross decreases – tax positions in prior period	—	—
Gross increases – current period tax positions	—	—
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse of statute of limitations	(1,445)	—

Unrecognized tax benefits at end of year	$—	$1,445

Income tax expense (benefit) consists of the following (thousands of dollars):

Year Ended December 31,	2011	2010	2009
Current:
Federal	$(265)	$4,204	$(1,020)
State	2,122	4,442	3,101

	1,857	8,646	2,081

Deferred:
Federal	58,584	44,778	41,410
State	2,862	1,501	1,426

	61,446	46,279	42,836

Total income tax expense	$63,303	$54,925	$44,917

Deferred income tax expense (benefit) consists of the following significant components (thousands of dollars):

Year Ended December 31,	2011	2010	2009
Deferred federal and state:
Property-related items	$51,710	$43,420	$46,201
Purchased gas cost adjustments	(92)	(315)	(4,167)
Employee benefits	11,766	8,753	(452)
All other deferred	(1,070)	(4,711)	2,122

Total deferred federal and state	62,314	47,147	43,704
Deferred ITC, net	(868)	(868)	(868)

Total deferred income tax expense	$61,446	$46,279	$42,836

The consolidated effective income tax rate for the period ended December 31, 2011 and the two prior periods differ from the federal statutory income tax rate. The sources of these differences and the effect of each are summarized as follows:

Year Ended December 31,	2011	2010	2009
Federal statutory income tax rate	35.0%	35.0%	35.0%
Net state taxes	2.7	2.8	2.5
Property-related items	0.2	0.2	0.2
Effect of income tax settlements	(0.9)	(0.3)	(0.2)
Tax credits	(0.6)	(0.5)	(0.7)
Company owned life insurance	(0.1)	(2.3)	(2.5)
All other differences	(0.1)	(0.2)	(0.3)

Consolidated effective income tax rate	36.2%	34.7%	34.0%

Deferred tax assets and liabilities consist of the following (thousands of dollars):

December 31,	2011	2010
Deferred tax assets:
Deferred income taxes for future amortization of ITC	$3,743	$4,280
Employee benefits	24,605	31,384
Alternative minimum tax credit	17,411	15,495
Net operating losses and credits	59,096	—
Interest rate swap	13,352	6,973
Other	15,099	8,026
Valuation allowance	(142)	—

	133,164	66,158

Deferred tax liabilities:
Property-related items, including accelerated depreciation	611,022	500,216
Regulatory balancing accounts	743	836
Property-related items previously flowed through	2,797	3,910
Unamortized ITC	5,992	6,860
Debt-related costs	4,379	4,824
Other	11,914	8,094

	636,847	524,740

Net deferred tax liabilities	$503,683	$458,582

Current	$(53,435)	$(8,046)
Noncurrent	557,118	466,628

Net deferred tax liabilities	$503,683	$458,582

At December 31, 2011, the Company has a federal net operating loss carryforward of $169 million and a federal general business credit carryforward of $231,000, both of which expire in 2031. The Company also has a net capital loss carryforward of $323,000 and a charitable contribution carryforward of $742,000, both of which expire in 2016.